Leases - Summary of information about right of use assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
As of January 1,	€ 432,965	€ 243,251
(Disposals) / Additions	(3,302)	303,734
Depreciation charges	(197,770)	(114,020)	€ (100,000)
As of December 31,	€ 231,893	€ 432,965	€ 243,251